Earnings (Loss) Per Share - Additional information (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares vested but not yet settled (in shares)	9,050,000
Basic
Net Income (Loss) Attributable to Class A Shares | $	$ (397,189)
Weighted-Average Class A Shares Outstanding - Basic (in shares)	329,055,258	[1]
Earnings Per Class A Share (in dollars per share) | $ / shares	$ (1.21)
Effect of dilutive securities
Effect of dilutive common units (in shares) | $	$ (1,143,082)
RSUs (in shares)	923,037,080
Diluted
Net Loss Attributable to Class A Shareholders | $	$ (1,540,271)
Diluted (in shares)	1,252,092,338	[1]
Earnings Per Class A Share (in dollars per share) | $ / shares	$ (1.23)
Warrant [Member]
Effect of dilutive securities
Number of Units Excluded from Diluted Calculation (in shares)	14,159,381
Earnout Securities [Member]
Effect of dilutive securities
Number of Units Excluded from Diluted Calculation (in shares)	99,999,924

[1]	Includes 9,050,000 fully vested RSUs that do not participate in dividends until settled. See Note 13.